Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
401(k) PLAN
Fair Value Measurements
Schedule of the plan's investments measured at fair value

	Fair value measurement as of
	December 31, 2025
Asset Type	Level 1	Level 2	Level 3	Total
Mutual funds	$174,823,991	$—	$—	$174,823,991
Common stock	136,577,070	—	—	136,577,070
Self-directed brokerage	79,791,176	814,465	—	80,605,641
Total assets in the fair value hierarchy	391,192,237	814,465	—	392,006,702
Investments measured at net asset value (1)	—	—	—	1,546,431,315
Total investments, at fair value	$391,192,237	$814,465	$—	$1,938,438,017

	Fair value measurement as of
	December 31, 2024
Asset Type	Level 1	Level 2	Level 3	Total
Mutual funds	$163,936,629	$—	$—	$163,936,629
Common stock	106,529,786	—	—	106,529,786
Self-directed brokerage	70,667,789	2,567,892	—	73,235,681
Total assets in the fair value hierarchy	341,134,204	2,567,892	—	343,702,096
Investments measured at net asset value (1)	—	—	—	1,338,897,399
Total investments, at fair value	$341,134,204	$2,567,892	$—	$1,682,599,495
(1)	Investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy.